Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Share-based Compensation
Total expense recognized	$ 247	$ 263	$ 509	$ 498
Total accrued cash distribution	$ 389		$ 389		$ 542